Inventory and Floor Plan Notes Payable - Additional Details (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Automotive Finance Corporation
Line of Credit Facility [Line Items]
Amount available under facility			$ 12,000
Base spread (as a percent)			2.00%
Weighted average interest rate			5.25%	6.75%
Ally Financial
Line of Credit Facility [Line Items]
Amount available under facility		$ 30,000
Base spread (as a percent)	3.25%	2.50%